Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service costs	₱ 1,042	₱ 1,016	₱ 1,093
Interest costs on benefit obligation	24	(73)	190
Actual gain on plan assets	(918)	(3,766)	562
Funded (unfunded) status - net	(3,391)	(3,442)	408
Accrued benefit costs	3,548	3,541	482
Prepaid benefit costs	157	99	890
Curtailment/settlement losses and other adjustments	130	272	261
Net periodic benefit costs	1,196	1,215	1,544
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the year	17,964	15,883	22,298
Service costs	1,042	1,016	1,093
Interest costs on benefit obligation	1,043	1,065	1,173
Actuarial losses on obligations – experience	437	154	78
Actuarial losses (gains) on obligations - economic assumptions	(496)	2,303	(3,972)
Actual benefits paid/settlements	(2,744)	(2,848)	(102)
Curtailment and others	130	391	(4,685)
Present value of defined benefit obligations at end of the year	17,376	17,964	15,883
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(2,820)	(2,510)	(5,313)
Fair value of plan assets at beginning of the year	14,522	16,291	14,683
Actual contributions	3,201	4,507	6,359
Interest income on plan assets	1,019	1,138	983
Return on plan assets (excluding amount included in net interest)	(1,937)	(4,904)	(421)
Fair value of plan assets at end of the year	₱ 13,985	₱ 14,522	₱ 16,291